Schedule I — Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary Shares shares authorized	4,950,000,000	4,950,000,000
Ordinary Shares, shares issued	17,750,000	10,000,000
Ordinary Shares, shares outstanding	17,750,000	10,000,000
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary Shares shares authorized	50,000,000	50,000,000
Ordinary Shares, shares issued	5,000,000
Ordinary Shares, shares outstanding	5,000,000